Schedule III - Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of supplementary insurance information [line items]
Investment income		€ 5,995	[1]	€ 5,490	[1]	€ 6,967
Insurance liability - CSM		8,300		8,937
Insurance liability - BEL		187,322		184,255
Insurance liability - RA		3,379		3,545
Insurance liability - PAA contracts		39		439
Insurance revenue		10,386		11,251
Insurance service expenses		10,226		11,097
Other operating expenses		2,961		2,712		5,085
Americas [member]
Disclosure of supplementary insurance information [line items]
Investment income		3,461	[1]	3,365	[1]	2,909
Insurance liability - CSM		6,494		7,038
Insurance liability - BEL		126,762		127,245
Insurance liability - RA		2,860		2,912
Insurance revenue		9,468		10,174
Insurance service expenses		9,578		10,324
Other operating expenses		2,148		1,916		3,003
United Kingdom [member]
Disclosure of supplementary insurance information [line items]
Investment income		2,362	[1]	1,940	[1]	1,691
Insurance liability - CSM		1,595		1,657
Insurance liability - BEL		59,898		56,453
Insurance liability - RA		429		566
Insurance revenue		663		701
Insurance service expenses		406		443
Other operating expenses		353		287		523
International [Member]
Disclosure of supplementary insurance information [line items]
Investment income		86	[1]	187	[1]	298
Insurance liability - CSM		247		421
Insurance liability - BEL		6,177		6,586
Insurance liability - RA		165		124
Insurance liability - PAA contracts		39		439
Insurance revenue		305		408
Insurance service expenses		275		350
Other operating expenses		93		103		345
Asset management [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	2
Other operating expenses		440		437		411
Holding and other activities [member]
Disclosure of supplementary insurance information [line items]
Investment income		90	[1]	2	[1]	(4)
Other operating expenses		85		155		180
Elimination [member]
Disclosure of supplementary insurance information [line items]
Investment income		(6)	[1]	(5)	[1]	(15)
Insurance liability - CSM		(36)		(180)
Insurance liability - BEL		(5,515)		(6,029)
Insurance liability - RA		(76)		(57)
Insurance revenue		(51)		(32)
Insurance service expenses		(33)		(20)
Other operating expenses		€ (158)		€ (187)		€ (183)

[1]	Sum of Interest revenue on financial instruments calculated using the effective interest method, Interest revenue on financial instruments measured at FVPL and Other investment income.